Trade and Other Receivables - CONTA COVID (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Disclosure Of Financial Assets [Line Items]
CONTA COVID	$ 597,844
Enel Distribución Sao Paulo S.A
Disclosure Of Financial Assets [Line Items]
CONTA COVID	263,102
Enel Distribución Río
Disclosure Of Financial Assets [Line Items]
CONTA COVID	150,728
Enel Distribución Goias (Formerly Celg Distribuicio S.A)
Disclosure Of Financial Assets [Line Items]
CONTA COVID	99,009
Enel Distribución Ceara
Disclosure Of Financial Assets [Line Items]
CONTA COVID	$ 85,005